SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect of adoption B/S (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cash and cash equivalents	$ 881,810	$ 314,835	$ 13,695,168	$ 2,587,165
U.S. Government securities, current, at amortized cost (which approximates market)	32,122,312	23,797,451
Accrued income receivable	2,339,060	1,956,091
Contract asset	56,357	99,264
Prepaid expenses	54,472	54,640
Current assets	35,454,011	26,222,281
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	35,454,014	26,222,284
Distribution payable	18,236,814	15,481,612
Accrued expenses	411,508	133,994
Total liabilities	18,648,322	15,615,606
Unallocated reserve	16,805,689	10,606,675
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 35,454,014	$ 26,222,284
Beneficial interest in the Trust (in units)	13,120,010	13,120,010
Restatement Adjustment | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract asset		$ 99,264
Current assets		99,264
Total assets		99,264
Unallocated reserve		99,264
Total liabilities, unallocated reserve and trust corpus		99,264
As Previously Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cash and cash equivalents		314,835	$ 13,695,168	$ 2,587,165
U.S. Government securities, current, at amortized cost (which approximates market)		23,797,451
Accrued income receivable		1,956,091
Prepaid expenses		54,640
Current assets		26,123,017
Amended assignment of Peters Lease		1
Assignment of Cloquet Leases		1
Certificate of beneficial interest for 13,120,010 units of Land Trust		1
Total fixed property		3
Total assets		26,123,020
Distribution payable		15,481,612
Accrued expenses		133,994
Total liabilities		15,615,606
Unallocated reserve		10,507,411
Trust corpus		3
Total liabilities, unallocated reserve and trust corpus		$ 26,123,020